Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000212997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000212997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000212997 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000212997 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000212997 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000212997 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000212997 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000212997 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000212997 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000212997 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000234377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000234377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000234377 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000234377 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000234377 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000234377 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000234377 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000234377 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000234377 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000234377 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000213002 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.22%
C000213002 [Member] | Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.19%
C000213002 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
C000213002 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000213002 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000213002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000213002 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000213002 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000213002 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000213002 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213003 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.22%
C000213003 [Member] | Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.19%
C000213003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
C000213003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000213003 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000213003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000213003 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000213003 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000213003 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000213003 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213004 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000213004 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.96%
C000213004 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000213004 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.18%
C000213004 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
C000213004 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000213004 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000213004 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000213004 [Member] | Government Agency Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000212992 [Member] | PTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000212992 [Member] | Chesapeake Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000212992 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000212992 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000212992 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000212992 [Member] | Caseys General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000212992 [Member] | Dicks Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212992 [Member] | Beacon Roofing Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000212992 [Member] | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000212992 [Member] | Minerals Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000212992 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000212992 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
C000212992 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000212992 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000212992 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%
C000212992 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000212992 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000212992 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000212992 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000212992 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000212999 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.58%
C000212999 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.32%
C000212999 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000212999 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000212999 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000212999 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000212999 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000212999 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000212999 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000212999 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000212999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000212999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000212999 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000212999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
C000212999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000212999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000212999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.87%
C000212999 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000006666 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006666 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006666 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006666 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006666 [Member] | Atkore [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006666 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006666 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006666 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000006666 [Member] | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006666 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.22%
C000006666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000006666 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000006666 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000006666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.52%
C000006666 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000006666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000006666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000006666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.94%
C000006666 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000006666 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000006665 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006665 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006665 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006665 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006665 [Member] | Atkore [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006665 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006665 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006665 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000006665 [Member] | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006665 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006665 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.22%
C000006665 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000006665 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000006665 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000006665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.52%
C000006665 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000006665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000006665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000006665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.94%
C000006665 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000006665 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000212995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000212995 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000212995 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.86%
C000212995 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000212995 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212995 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000212995 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000212995 [Member] | Agency Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000212995 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000212994 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000212994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000212994 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.86%
C000212994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000212994 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212994 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000212994 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000212994 [Member] | Agency Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000212994 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000213000 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000213000 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000213000 [Member] | QUALCOMM [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000213000 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213000 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000213000 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000213000 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213000 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000213000 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000213000 [Member] | Corebridge Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000213000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000213000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.55%
C000213000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.81%
C000213000 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000213000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000213000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000213000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.08%
C000213000 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.83%
C000006679 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000006679 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000006679 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000006679 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000006679 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000006679 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000006679 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000006679 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000006679 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000006679 [Member] | Akbank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000006679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000006679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000006679 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000006679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000006679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000006679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000006679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.12%
C000006679 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%
C000006679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000006679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000006679 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000006679 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000006679 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.52%
C000006679 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000006679 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.77%
C000006679 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	30.31%
C000006679 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000006679 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000006679 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000006679 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000006680 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000006680 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000006680 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000006680 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000006680 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000006680 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000006680 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000006680 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000006680 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000006680 [Member] | Akbank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000006680 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000006680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000006680 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000006680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000006680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000006680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000006680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.12%
C000006680 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%
C000006680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000006680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000006680 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000006680 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000006680 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.52%
C000006680 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000006680 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.77%
C000006680 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	30.31%
C000006680 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000006680 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000006680 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000006680 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.52%